SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Foreign earnings				$ 0	$ 0
Provision for income taxes	$ 0		$ 0
State income taxes, net of federal benefit	0.00%	0.00%	0.00%
Deferred Tax Assets, Gross	$ 575,000		$ 575,000	$ 200,000
Unrecognized tax benefit	0		0
Accrued interest and penalties	$ 0		$ 0